Share-Based Compensation - Summary of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Stock options			$ 416	$ 580
Share-based compensation	$ 17,335	$ 168	678	1,194
Previously Reported [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share-based compensation			678	1,230
Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Restricted Stock or Unit Expense			225	0
Restricted Stock [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Restricted Stock or Unit Expense			0	540
PredaSAR [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Restricted Stock or Unit Expense			$ 37	$ 110